Note 4. Capital Lease, in Default (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 01, 2014
Capital Leases, Income Statement, Interest Expense					$ 53,424	$ 35,508
Bowling Green Holdings, LLC
Capital Lease Obligations	$ 375,436		$ 375,436		375,436	405,930	$ 420,346
Capital Leases, Income Statement, Amortization Expense	42,014	$ 21,007	42,014	$ 21,007	$ 84,071	$ 49,040
Capital Leases, Income Statement, Interest Expense	$ 11,054	$ 13,677	$ 22,800	$ 27,952